Goodwill - Summary of Goodwill (Details) - EUR (€) € in Thousands	5 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	€ 13,024	€ 1,674,293	€ 1,556,681
Acquisition of Gisela			1,218
Impact of foreign currency translation	28,882	(80,376)	116,394
Goodwill at end of period	€ 1,556,681	€ 1,593,917	€ 1,674,293